Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Principal Components of Deferred Taxes

The principal components of deferred taxes were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Deferred tax assets
Advertising expenses carrying forwards	24,202	24,485	24,859
Accrued expenses	12,142	13,757	—
Impairment for prepaid expenses and other current assets	—	—	647
Expected Credit Loss	—	—	277
Impairment for property and equipment, right-of-use assets and rental deposits	—	11,140	—
Depreciation of property and equipment	388	775	—
Net operating loss carrying forwards	724,597	1,017,664	1,054,013
Total deferred tax assets	761,329	1,067,821	1,079,796
Less: valuation allowance	(761,329)	(1,067,821)	(1,079,796)
Deferred tax assets, net	—	—	—

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes	(1,339,908)	(1,441,913)	(177,872)
Income tax benefit computed at an applicable tax rate of 25%	(334,977)	(360,478)	(44,468)
Effect of non-deductible expenses	11,540	5,083	6,980
Effect of research and development expenses super deduction	(24,037)	(19,199)	(6,698)
Effect of preferential tax rate	18,513	50,248	28,615
Effect on tax rates in different tax jurisdictions	80,928	17,854	3,596
Change in valuation allowance	248,033	306,492	11,975
	—	—	—

Summary of Movements of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the period	513,296	761,329	1,067,821
Additions	248,033	306,492	11,975
Balance at end of the period	761,329	1,067,821	1,079,796